Shareholder Equity Information	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Shareholder Equity

(4) Shareholders’ Equity

Preferred stock

The Company is authorized to issue 1,000 shares of $.001 par value preferred stock. The Company may divide and issue the Preferred Shares in series. Each Series, when issued, shall be designated to distinguish them from the shares of all other series. The relative rights and preferences of these series include preference of dividends, redemption terms and conditions, amount payable upon shares of voluntary or involuntary liquidation, terms and condition of conversion as well as voting powers.

Common stock issuances

On January 24, 2011, the Company sold 4,166,667 shares to an unrelated party for $125,000.

On January 25, 2011, the Company issued 866,667 shares of common stock in lieu of preferred shares authorized by the board in December, 2010 for the first $26,000 of investment by Phoenix Alliance, a related party.

On March 4, 2011, the Company issued 9,820,666 shares as part of the acquisition of HighCom Security, Inc. and subsidiaries.

On April 18, 2011, the Company issued 800,000 shares of common stock in lieu of preferred shares authorized by the board in December, 2010 for the $24,000 of additional investment by Phoenix Alliance, a related party.

On May 3, 2011, the Company issued 1,000,000 shares of common stock authorized by the board in May 2011 as additional compensation in the amount of $50,000 to Michael J. Gordon as CEO.

On May 10, 2011, the Company issued 3,333,333 shares of common stock in lieu of preferred shares authorized by the board in December, 2010 for services rendered in connection with performance of BlastGard’s due diligence investigation of HighCom by Phoenix Alliance, a related party. This transaction was valued at $100,000.

On June 1, 2011, the Company issued 2,889,617 shares of common stock for the conversion of $86,689 in debt and accrued interest.

On June 3, 2011, the Company issued 4,782,915 shares of common stock for the conversion of $143,487.45 in debt and accrued interest.

On June 16, 2011, the Company issued 140,029 shares of common stock for the conversion of $4,200.88 in debt and accrued interest.

Stock Compensation

The Company periodically offered options to purchase stock in the company to vendors and employees.

Options are granted at the fair market value of the stock on the date of grant. Options generally become fully vested after one year from the date of grant and expire five years from the date of grant. During the years ended December 31, 2010 and 2009 no options are granted and 766,667 options expired when sales goals are not met and 570,000 other options expired un-exercised.

On January 28, 2011, a total of 6,250,000 options are granted to five individuals for services rendered. The options vested immediately and the Company recognized $310,230 in compensation costs at the grant date.

On May 5, 2011, a total of 300,000 options are granted to an employee for services rendered. The options vested immediately and the Company recognized $17,714 in compensation costs at the grant date.

There are no net cash proceeds from the exercise of stock options during the six months ended June 30, 2011. At June 30, 2011 and December 31, 2010, there is no unrecognized compensation cost related to share-based payments which is expected to be recognized in the future.

The following table represents stock option activity for six months ended June 30, 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding - January 1, 2011	2,850,000	$0.10	1.2 years		-
Granted	6,550,000	$0.03
Exercised	(80,000)-	-
Forfeited/expired/cancelled	-

Options Outstanding – December 31, 2010	9,320,000	$0.05	3.3 years		$321,500

Outstanding Exercisable – January 1, 2011	2,850,000	$0.10	1.2 years	$
Outstanding Exercisable – June 30, 2011	9,320,000	$0.05	3.3 years		$321,500

The total grant date fair value of options vested during the three months ended June 30, 2011 is $327,944.